Stock Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of Options, Outstanding ,Beginning balance	2,068,605
Number of Options, Ending Balance	1,758,315	2,068,605
Weighted Average Exercise Price Outstanding ,Beginning balance	$ 0.0026
Weighted Average Exercise Price Outstanding, Ending balance	$ 0.0026	$ 0.0026
Employees And Directors [Member]
Number of Options, Outstanding ,Beginning balance	2,068,605
Number of Options, Granted		2,172,033
Number of Options, Exercised	(81,432)	(103,432)
Number of Options, Forfeited or expired	(228,858)
Number of Options, Ending Balance	1,758,315	2,068,605
Number of options exercisable	827,443	439,580
Weighted Average Exercise Price Outstanding ,Beginning balance	$ 0.0026
Weighted Average Exercise Price, Granted		0.0026
Weighted Average Exercise Price, Exercised	0.0026	0.0026
Weighted Average Exercise Price, Forfeited or expired
Weighted Average Exercise Price Outstanding, Ending balance	0.0026	0.0026
Number of options exercisable	$ 0.0026	$ 0.0026